UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-22406

Mirae Asset Discovery Funds
(Exact name of registrant as specified in charter)

1350 Avenue of the Americas, 33rd Floor, New York, NY 10019
(Address of principal executive offices) (Zip Code)

Citi Fund Services Ohio, Inc. 3435 Stelzer Road Columbus, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(212) 205-8300

Date of fiscal year end:	April 30

Date of reporting period:	January 31, 2014

Item 1. Schedule of Investments.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Emerging Markets Fund	January 31, 2014
(Unaudited)

		Shares	Value
Common Stocks (94.0%)
Advanced Info Service Public Co. Ltd. (Wireless Telecommunication Services)		23,600	$149,512
AIA Group Ltd. (Insurance)		101,400	466,929
Aspen Pharmacare Holdings Ltd. (Pharmaceuticals)		8,372	189,129
AVI Ltd. (Food Products)		40,899	189,178
Baidu, Inc.* (Internet Software & Services)		1,533	239,915
BR Malls Participacoes SA (Real Estate Management & Development)		18,000	113,395
Cemex Sab de CV* (Construction Materials)		394,660	487,866
China Resources Gas Group Ltd. (Oil, Gas & Consumable Fuels)		80,000	248,338
Cognizant Technology Solutions Corp.* (IT Services)		6,403	620,578
Companhia Brasileira de Distribuicao Group - Sponsored ADR (Food & Staples Retailing)		3,671	140,489
Copa Holdings SA (Airlines)		3,074	401,772
Credicorp Ltd. (Commercial Banks)		2,855	376,632
Eurasia Drilling Co. Ltd. - Registered GDR (Energy Equipment & Services)		8,815	304,999
Fibra Uno Administracion SA (Real Estate Investment Trusts)		129,135	416,801
Galaxy Entertainment Group Ltd.* (Hotels, Restaurants & Leisure)		77,000	756,749
Glenmark Pharmaceuticals Ltd. (Pharmaceuticals)		29,665	264,807
Global Logistic Properties Ltd. (Real Estate Management & Development)		107,000	235,561
Grupo Aeroportuario del Sureste SAB de CV (Airlines)		23,710	266,906
Grupo Financiero Banorte Sab de CV (Commercial Banks)		49,680	313,639
HFDC Bank Ltd. (Commercial Banks)		30,217	303,135
Hotel Shilla Co. Ltd. (Hotels, Restaurants & Leisure)		3,892	283,663
HSBC Holdings PLC (Commercial Banks)		25,096	261,673
Hutchison Whampoa Ltd. (Industrial Conglomerates)		32,000	397,135
Industrial & Commerical Bank of China Ltd. (Commercial Banks)		498,000	308,540
Lenovo Group Ltd. (Computers & Peripherals)		274,000	355,046
Life Healthcare Group Holdings Pte Ltd. (Health Care Providers & Services)		67,775	216,668
LT Group, Inc. (Beverages)		597,200	242,518
Lupin Ltd. (Pharmaceuticals)		19,341	272,255
Malayan Banking Bhd (Commercial Banks)		87,968	253,253
Minor International Public Co. Ltd. (Hotels, Restaurants & Leisure)		359,800	226,852
Mobile TeleSystems - Sponsored ADR (Wireless Telecommunication Services)		8,332	143,727
Naver Corp.* (Internet Software & Services)		505	318,515
ORION Corp.* (Food Products)		395	322,215
Ping An Insurance (Group) Co. of China Ltd. (Insurance)		43,000	348,382
Prada SpA (Textiles, Apparel & Luxury Goods)		23,800	174,585
PT Bank Mandiri Tbk (Commercial Banks)		366,301	261,108
PT Matahari Department Store Tbk* (Multiline Retail)		200,600	191,067
PT Media Nusantara Citra Tbk (Media)		814,000	149,061
Samsonite International SA (Textiles, Apparel & Luxury Goods)		104,700	289,275
Samsung Electronics Co. Ltd. (Semiconductors & Semiconductor Equipment)		295	352,832
Severstal (Metals & Mining)		33,900	275,268
Sul America SA (Insurance)		25,728	141,820
Sun Art Retail Group Ltd. (Food & Staples Retailing)		121,500	159,004
Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)		94,000	325,796
Tata Motors Ltd. (Automobiles)		54,748	305,462
Tencent Holdings Ltd. (Internet Software & Services)		6,000	420,036
Universal Robina Corp. (Food Products)		92,150	240,188
Usinas Sider Minas GER - PF A* (Metals & Mining)		24,500	120,835
Yandex NV* (Internet Software & Services)		9,750	358,313

TOTAL COMMON STOCKS (Cost $13,323,426)			14,201,422

Preferred Stocks (3.6%)
Itau Unibanco Holding SA (Commercial Banks)		22,200	278,604
Vale SA - Sponsored ADR (Metals & Mining)		21,022	258,150

TOTAL PREFERRED STOCKS (Cost $789,118)			536,754

TOTAL INVESTMENTS (Cost $14,112,544) — 97.6%			14,738,176

Net other assets (liabilities) — 2.4%			367,002

NET ASSETS — 100.0%			$15,105,178

*	Non-income producing security
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

See accompanying notes to schedule of portfolio investments.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Emerging Markets Fund	January 31, 2014
(Unaudited)

The Emerging Markets Fund invested in the following industries as of January 31, 2014:			The Emerging Markets Fund invested in securities with exposure to the following countries as of January 31, 2014:

	Value	% of Net Assets		Value	% of Net Assets
Airlines	$668,678	4.5%	Brazil	$1,053,293	7.0%
Automobiles	305,462	2.0%	China	1,830,923	12.1%
Beverages	242,518	1.6%	Cyprus	304,999	2.0%
Commercial Banks	2,356,584	15.6%	Hong Kong	2,420,099	15.9%
Computers & Peripherals	355,046	2.4%	India	1,766,237	11.7%
Construction Materials	487,866	3.1%	Indonesia	601,236	4.0%
Energy Equipment & Services	304,999	2.0%	Italy	174,585	1.2%
Food & Staples Retailing	299,493	2.0%	Malaysia	253,253	1.7%
Food Products	751,581	5.0%	Mexico	1,485,212	9.8%
Health Care Providers & Services	216,668	1.3%	Panama	401,772	2.7%
Hotels, Restaurants & Leisure	1,267,264	8.4%	Peru	376,632	2.5%
Industrial Conglomerates	397,135	2.6%	Philippines	482,706	3.2%
Insurance	957,131	6.3%	Russia	502,040	3.3%
Internet Software & Services	1,336,779	8.7%	Russian Federation	275,268	1.8%
IT Services	620,578	4.1%	Singapore	235,561	1.6%
Media	149,061	1.0%	South Africa	594,975	3.9%
Metals & Mining	654,253	4.3%	South Korea	1,277,225	8.5%
Multiline Retail	191,067	1.3%	Taiwan	325,796	2.2%
Oil, Gas & Consumable Fuels	248,338	1.6%	Thailand	376,364	2.5%
Pharmaceuticals	726,191	4.9%	Other	367,002	2.4%
Real Estate Investment Trusts	416,801	2.8%	Total	$15,105,178	100.0%
Real Estate Management & Development	348,956	2.4%
Semiconductors & Semiconductor Equipment	678,628	4.6%
Textiles, Apparel & Luxury Goods	463,860	3.1%
Wireless Telecommunication Services	293,239	2.0%
Other	367,002	2.4%
Total	$15,105,178	100.0%

See accompanying notes to schedule of portfolio investments.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Asia Fund	January 31, 2014
(Unaudited)

		Shares	Value
Common Stocks (95.8%)
Advanced Info Service Public Co. Ltd. (Wireless Telecommunication Services)		30,000	$190,058
AIA Group Ltd. (Insurance)		101,600	467,850
Baidu, Inc.* (Internet Software & Services)		1,677	262,451
China Everbright International Ltd. (Industrial Conglomerates)		152,000	200,484
China Longyuan Power Group Corp. (Independent Power Producers & Energy Traders)		163,000	196,097
China Resources Gas Group Ltd. (Oil, Gas & Consumable Fuels)		84,000	260,755
Chongqing Changan Automobile Co. Ltd. (Automobiles)		89,400	161,214
Cognizant Technology Solutions Corp.* (IT Services)		6,597	639,380
DBS Group Holdings Ltd. (Commercial Banks)		23,000	296,780
Galaxy Entertainment Group Ltd.* (Hotels, Restaurants & Leisure)		58,000	570,020
Glenmark Pharmaceuticals Ltd. (Pharmaceuticals)		30,574	272,921
Global Logistic Properties Ltd. (Real Estate Management & Development)		102,000	224,553
HFDC Bank Ltd. (Commercial Banks)		33,570	336,772
Hotel Shilla Co. Ltd. (Hotels, Restaurants & Leisure)		3,428	249,845
HSBC Holdings PLC (Commercial Banks)		28,377	295,883
Hutchison Whampoa Ltd. (Industrial Conglomerates)		33,000	409,546
Industrial & Commerical Bank of China Ltd. (Commercial Banks)		551,000	341,376
Lenovo Group Ltd. (Computers & Peripherals)		256,000	331,722
LT Group, Inc. (Beverages)		628,400	255,188
Lupin Ltd. (Pharmaceuticals)		21,113	297,200
Malayan Banking Bhd (Commercial Banks)		62,249	179,210
Melco Crown Entertainment Ltd. - Sponsored ADR* (Hotels, Restaurants & Leisure)		11,009	451,259
Minor International Public Co. Ltd. (Hotels, Restaurants & Leisure)		306,500	193,246
Naver Corp.* (Internet Software & Services)		492	310,316
ORION Corp.* (Food Products)		496	404,604
Ping An Insurance (Group) Co. of China Ltd. (Insurance)		52,000	421,300
Prada SpA (Textiles, Apparel & Luxury Goods)		24,900	182,654
PT Bank Mandiri Tbk (Commercial Banks)		297,179	211,836
PT Matahari Department Store Tbk* (Multiline Retail)		205,600	195,830
PT Media Nusantara Citra Tbk (Media)		838,700	153,584
Samsonite International SA (Textiles, Apparel & Luxury Goods)		106,200	293,419
Samsung Electronics Co. Ltd. (Semiconductors & Semiconductor Equipment)		335	400,673
Shree Cement Ltd. (Construction Materials)		2,688	190,357
Sun Art Retail Group Ltd. (Food & Staples Retailing)		103,500	135,447
Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)		124,000	429,774
Tata Motors Ltd. (Automobiles)		59,098	329,732
Tencent Holdings Ltd. (Internet Software & Services)		5,400	378,034
United Spirits Ltd. (Beverages)		4,865	192,065
Universal Robina Corp. (Food Products)		97,570	254,315
WuXi PharmaTech Caymen, Inc.* (Life Sciences Tools & Services)		5,724	199,768

TOTAL COMMON STOCKS (Cost $10,454,295)			11,767,518

TOTAL INVESTMENTS (Cost $10,454,295) — 95.8%			11,767,518

Net other assets (liabilities) — 4.2%			520,466

NET ASSETS — 100.0%			$12,287,984

*	Non-income producing security
ADR	American Depositary Receipt

The Asia Fund invested in the following industries as of January 31, 2014:			The Asia Fund invested in securities with exposure to the following countries as of January 31, 2014:

	Value	% of Net Assets		Value	% of Net Assets
Automobiles	$490,946	4.0%	China	$2,427,409	19.7%
Beverages	447,253	3.6%	Hong Kong	2,949,216	24.1%
Commercial Banks	1,661,857	13.6%	India	2,258,427	18.4%
Computers & Peripherals	331,722	2.7%	Indonesia	561,250	4.6%
Construction Materials	190,357	1.5%	Italy	182,654	1.5%
Food & Staples Retailing	135,447	1.1%	Malaysia	179,210	1.5%
Food Products	658,919	5.4%	Philippines	509,503	4.1%
Hotels, Restaurants & Leisure	1,464,370	12.0%	Singapore	521,333	4.2%
Independent Power Producers & Energy Traders	196,097	1.6%	South Korea	1,365,438	11.1%
Industrial Conglomerates	610,030	4.9%	Taiwan	429,774	3.5%
Insurance	889,150	7.3%	Thailand	383,304	3.1%
Internet Software & Services	950,801	7.7%	Other	520,466	4.2%
IT Services	639,380	5.3%	Total	$12,287,984	100.0%
Life Sciences Tools & Services	199,768	1.6%
Media	153,584	1.2%
Multiline Retail	195,830	1.6%
Oil, Gas & Consumable Fuels	260,755	2.1%
Pharmaceuticals	570,121	4.6%
Real Estate Management & Development	224,553	1.8%
Semiconductors & Semiconductor Equipment	830,447	6.8%
Textiles, Apparel & Luxury Goods	476,073	3.9%
Wireless Telecommunication Services	190,058	1.5%
Other	520,466	4.2%
Total	$12,287,984	100.0%

See accompanying notes to schedule of portfolio investments.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Emerging Markets Great Consumer Fund	January 31, 2014
(Unaudited)

		Shares	Value
Common Stocks (92.7%)
Advanced Info Service Public Co. Ltd. (Wireless Telecommunication Services)		211,000	$1,336,738
AIA Group Ltd. (Insurance)		379,400	1,747,070
Apollo Hospitals Enterprise Ltd. (Health Care Providers & Services)		146,571	2,176,223
Aspen Pharmacare Holdings Ltd. (Pharmaceuticals)		53,410	1,206,566
AVI Ltd. (Food Products)		215,085	994,876
Banregio Grupo Financiero SAB de CV (Commercial Banks)		336,280	1,840,839
BR Malls Participacoes SA (Real Estate Management & Development)		105,800	666,512
Brilliance China Automotive Holdings Ltd. (Automobiles)		1,096,000	1,679,942
Chongqing Changan Automobile Co. Ltd. (Automobiles)		551,476	994,469
Companhia Brasileira de Distribuicao Group - Sponsored ADR (Food & Staples Retailing)		25,195	964,213
Copa Holdings SA (Airlines)		16,330	2,134,331
Credicorp Ltd. (Commercial Banks)		18,760	2,474,819
Eurocash SA (Food & Staples Retailing)		103,187	1,343,154
Fibra Uno Administracion SA (Real Estate Investment Trusts)		631,600	2,038,577
Galaxy Entertainment Group Ltd.* (Hotels, Restaurants & Leisure)		299,000	2,938,547
Glenmark Pharmaceuticals Ltd. (Pharmaceuticals)		110,125	983,039
Godrej Consumer Products Ltd. (Personal Products)		40,507	487,312
Grupo Aeroportuario del Sureste SAB de CV (Airlines)		165,100	1,858,548
Hengan International Group Co. Ltd. (Personal Products)		86,500	934,235
Hotel Shilla Co. Ltd. (Hotels, Restaurants & Leisure)		42,598	3,104,695
Hypermarcas SA (Personal Products)		170,330	1,076,564
ITC Ltd. (Tobacco)		392,600	2,037,259
Lenovo Group Ltd. (Computers & Peripherals)		1,222,000	1,583,456
LG Household & Health Care Ltd. (Household Products)		1,782	795,922
Life Healthcare Group Holdings Pte Ltd. (Health Care Providers & Services)		320,960	1,026,066
LT Group, Inc. (Beverages)		1,572,800	638,701
Lupin Ltd. (Pharmaceuticals)		107,240	1,509,576
Magnit - Registered Sponsored GDR (Food & Staples Retailing)		37,224	1,963,566
Melco International Development Ltd. (Hotels, Restaurants & Leisure)		295,000	1,073,439
Minor International Public Co. Ltd. (Hotels, Restaurants & Leisure)		2,901,000	1,829,064
Mobile TeleSystems - Sponsored ADR (Wireless Telecommunication Services)		85,295	1,471,339
Naspers Ltd. (Media)		12,387	1,267,175
ORION Corp.* (Food Products)		3,290	2,683,769
Ping An Insurance (Group) Co. of China Ltd. (Insurance)		121,000	980,331
Prada SpA (Textiles, Apparel & Luxury Goods)		167,100	1,225,764
PT Kalbe Farma Tbk (Pharmaceuticals)		16,663,100	1,918,202
PT Mitra Adiperkasa Tbk (Multiline Retail)		1,655,500	739,244
PT Summarecon Agung Tbk (Real Estate Management & Development)		19,889,000	1,556,247
PT Telekomunikasi Indonesia Persero Tbk (Diversified Telecommunication Services)		6,694,600	1,247,867
Robinson Department Store Public Co. Ltd. (Multiline Retail)		981,900	1,324,479
Samsonite International SA (Textiles, Apparel & Luxury Goods)		675,600	1,866,611
Sands China Ltd. (Hotels, Restaurants & Leisure)		316,544	2,440,254
SM Prime Holdings, Inc. (Real Estate Management & Development)		4,280,500	1,466,196
Sul America SA (Insurance)		172,924	953,203
Sun Art Retail Group Ltd. (Food & Staples Retailing)		748,000	978,886
Tata Motors Ltd. (Automobiles)		180,135	1,005,047
Tencent Holdings Ltd. (Internet Software & Services)		47,700	3,339,296
Tofas Turk Otomobil Fabrikasi AS (Automobiles)		63,200	296,412
Universal Robina Corp. (Food Products)		998,430	2,602,396
Yandex NV* (Internet Software & Services)		66,583	2,446,925

TOTAL COMMON STOCKS (Cost $76,314,569)			77,247,961

Preferred Stocks (1.7%)
Itau Unibanco Holding SA (Commercial Banks)		110,787	1,390,347

TOTAL PREFERRED STOCK (Cost $1,666,571)			1,390,347

TOTAL INVESTMENTS (Cost $77,981,140) — 94.4%			78,638,308

Net other assets (liabilities) — 5.6%			4,672,724

NET ASSETS — 100.0%			$83,311,032

*	Non-income producing security
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

See accompanying notes to schedule of portfolio investments.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Emerging Markets Great Consumer Fund	January 31, 2014
(Unaudited)

The Emerging Markets Great Consumer Fund invested in the following industries as of January 31, 2014:			The Emerging Markets Great Consumer Fund invested in securities with exposure to the following countries as of January 31, 2014:

	Value	% of Net Assets		Value	% of Net Assets
Airlines	$3,992,879	4.8%	Brazil	$5,050,839	6.1%
Automobiles	3,975,870	4.8%	China	8,810,673	10.5%
Beverages	638,701	0.8%	Hong Kong	11,745,863	14.0%
Commercial Banks	5,706,005	6.9%	India	8,198,456	9.8%
Computers & Peripherals	1,583,456	1.9%	Indonesia	5,461,560	6.5%
Diversified Telecommunication Services	1,247,867	1.5%	Italy	1,225,764	1.5%
Food & Staples Retailing	5,249,819	6.4%	Mexico	5,737,964	6.9%
Food Products	6,281,041	7.5%	Panama	2,134,331	2.6%
Health Care Providers & Services	3,202,289	3.8%	Peru	2,474,819	3.0%
Hotels, Restaurants & Leisure	11,385,999	13.6%	Philippines	4,707,293	5.7%
Household Products	795,922	1.0%	Poland	1,343,154	1.6%
Insurance	3,680,604	4.4%	Russia	5,881,830	7.1%
Internet Software & Services	5,786,221	6.8%	South Africa	4,494,683	5.4%
Media	1,267,175	1.5%	South Korea	6,584,386	7.9%
Multiline Retail	2,063,723	2.5%	Thailand	4,490,281	5.4%
Personal Products	2,498,111	3.0%	Turkey	296,412	0.4%
Pharmaceuticals	5,617,383	6.7%	Other	4,672,724	5.6%
Real Estate Investment Trusts	2,038,577	2.5%	Total	$83,311,032	100.0%
Real Estate Management & Development	3,688,955	4.5%
Textiles, Apparel & Luxury Goods	3,092,375	3.7%
Tobacco	2,037,259	2.4%
Wireless Telecommunication Services	2,808,077	3.4%
Other	4,672,724	5.6%
Total	$83,311,032	100.0%

See accompanying notes to schedule of portfolio investments.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Asia Great Consumer Fund	January 31, 2014
(Unaudited)

	Shares	Value
Common Stocks (97.3%)
Advanced Info Service Public Co. Ltd. (Wireless Telecommunication Services)	63,500	$402,289
AIA Group Ltd. (Insurance)	77,800	358,255
Apollo Hospitals Enterprise Ltd. (Health Care Providers & Services)	45,413	674,272
Brilliance China Automotive Holdings Ltd. (Automobiles)	358,000	548,740
Chongqing Changan Automobile Co. Ltd. (Automobiles)	87,235	157,310
Galaxy Entertainment Group Ltd.* (Hotels, Restaurants & Leisure)	92,000	904,169
Glenmark Pharmaceuticals Ltd. (Pharmaceuticals)	27,544	245,874
Hengan International Group Co. Ltd. (Personal Products)	31,500	340,212
Hotel Shilla Co. Ltd. (Hotels, Restaurants & Leisure)	13,737	1,001,201
ITC Ltd. (Tobacco)	121,297	629,428
Lenovo Group Ltd. (Computers & Peripherals)	374,000	484,626
LG Household & Health Care Ltd. (Household Products)	622	277,813
LT Group, Inc. (Beverages)	501,000	203,452
Lupin Ltd. (Pharmaceuticals)	36,604	515,260
Melco International Development Ltd. (Hotels, Restaurants & Leisure)	91,000	331,129
Minor International Public Co. Ltd. (Hotels, Restaurants & Leisure)	910,200	573,875
ORION Corp.* (Food Products)	1,048	854,891
Ping An Insurance (Group) Co. of China Ltd. (Insurance)	33,500	271,414
Prada SpA (Textiles, Apparel & Luxury Goods)	52,900	388,049
PT Kalbe Farma Tbk (Pharmaceuticals)	4,954,400	570,335
PT Mitra Adiperkasa Tbk (Multiline Retail)	859,000	383,576
PT Summarecon Agung Tbk (Real Estate Management & Development)	7,064,600	552,782
PT Telekomunikasi Indonesia Persero Tbk (Diversified Telecommunication Services)	2,150,000	400,758
Robinson Department Store Public Co. Ltd. (Multiline Retail)	300,900	405,882
Samsonite International SA (Textiles, Apparel & Luxury Goods)	219,900	607,560
Sands China Ltd. (Hotels, Restaurants & Leisure)	97,137	748,834
SM Prime Holdings, Inc. (Real Estate Management & Development)	1,594,800	546,266
Sun Art Retail Group Ltd. (Food & Staples Retailing)	239,000	312,772
Tata Motors Ltd. (Automobiles)	57,836	322,691
Tencent Holdings Ltd. (Internet Software & Services)	16,600	1,162,103
Universal Robina Corp. (Food Products)	316,460	824,849

TOTAL COMMON STOCKS (Cost $13,808,650)		16,000,667

TOTAL INVESTMENTS (Cost $13,808,650) — 97.3%		16,000,667

Net other assets (liabilities) — 2.7%		446,430

NET ASSETS — 100.0%		$16,447,097

* Non-income producing security

The Asia Great Consumer Fund invested in the following industries as of January 31, 2014:			The Asia Great Consumer Fund invested in securities with exposure to the following countries as of January 31, 2014:

	Value	% of Net Assets		Value	% of Net Assets
Automobiles	$1,028,741	6.3%	China	$2,728,437	16.5%
Beverages	203,452	1.2%	Hong Kong	3,498,687	21.3%
Computers & Peripherals	484,626	2.9%	India	2,387,525	14.5%
Diversified Telecommunication Services	400,758	2.4%	Indonesia	1,907,451	11.6%
Food & Staples Retailing	312,772	1.9%	Italy	388,049	2.4%
Food Products	1,679,740	10.3%	Philippines	1,574,567	9.6%
Health Care Providers & Services	674,272	4.1%	South Korea	2,133,905	13.0%
Hotels, Restaurants & Leisure	3,559,208	21.7%	Thailand	1,382,046	8.4%
Household Products	277,813	1.7%	Other	446,430	2.7%
Insurance	629,669	3.9%	Total	$16,447,097	100.0%
Internet Software & Services	1,162,103	7.0%
Multiline Retail	789,458	4.8%
Personal Products	340,212	2.0%
Pharmaceuticals	1,331,469	8.1%
Real Estate Management & Development	1,099,048	6.7%
Textiles, Apparel & Luxury Goods	995,609	6.1%
Tobacco	629,428	3.8%
Wireless Telecommunication Services	402,289	2.4%
Other	446,430	2.7%
Total	$16,447,097	100.0%

See accompanying notes to schedule of portfolio investments.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Global Great Consumer Fund	January 31, 2014
(Unaudited)

		Shares	Value
Common Stocks (91.5%)
Amadeus IT Holding SA (IT Services)		9,610	$380,442
Amazon.com, Inc.* (Internet & Catalog Retail)		1,450	520,101
Anheuser-Busch InBev NV (Beverages)		2,576	246,827
ARM Holdings PLC (Semiconductors & Semiconductor Equipment)		14,050	215,930
Astellas Pharma., Inc. (Pharmaceuticals)		3,518	220,344
Bank of America Corp. (Diversified Financial Services)		18,300	306,525
Bayerische Motoren Werke AG (Automobiles)		2,084	227,143
Brunello Cucinelli SpA (Textiles, Apparel & Luxury Goods)		13,044	356,220
Citigroup, Inc. (Diversified Financial Services)		5,463	259,110
Comcast Corp. (Media)		4,291	233,645
Compagnie Financiere Richemont AG (Textiles, Apparel & Luxury Goods)		2,300	213,532
eBay, Inc.* (Internet Software & Services)		2,968	157,898
Galaxy Entertainment Group Ltd.* (Hotels, Restaurants & Leisure)		37,600	369,530
Gilead Sciences, Inc.* (Biotechnology)		3,400	274,210
Google, Inc.* (Internet Software & Services)		616	727,477
Groupe FNAC SA* (Specialty Retail)		103	3,195
Industria de Diseno Textil SA (Specialty Retail)		1,300	194,077
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)		4,727	361,710
L'Oreal SA (Personal Products)		1,200	197,434
MasterCard, Inc. (IT Services)		7,070	535,057
Moncler SpA* (Textiles, Apparel & Luxury Goods)		22,000	418,929
NIKE, Inc. (Textiles, Apparel & Luxury Goods)		5,445	396,668
Prada SpA (Textiles, Apparel & Luxury Goods)		22,210	162,922
Sanofi (Pharmaceuticals)		1,700	166,903
Starbucks Corp. (Hotels, Restaurants & Leisure)		4,435	315,417
Tencent Holdings Ltd. (Internet Software & Services)		5,300	371,033
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)		2,100	241,794
Unilever PLC (Food Products)		5,835	224,335
Union Pacific Corp. (Road & Rail)		1,213	211,353
Visa, Inc. (IT Services)		2,428	523,064
Walt Disney Co. (The) (Media)		4,325	314,038
Wells Fargo & Co. (Commercial Banks)		4,540	205,844
World Duty Free SpA* (Specialty Retail)		19,152	278,430
Yoox SpA* (Internet & Catalog Retail)		8,553	324,006

TOTAL COMMON STOCKS (Cost $7,107,734)			10,155,143

Preferred Stock (2.4%)
Volkswagen AG (Automobiles)		1,066	270,342

TOTAL PREFERRED STOCK (Cost $244,794)			270,342

Rights (—%)NM
Groupe FNAC SA* (Specialty Retail)		6	20

TOTAL RIGHTS (Cost $—)			20

TOTAL INVESTMENTS (Cost $7,352,528) — 93.9%			10,425,505

Net other assets (liabilities) — 6.1%			681,617

NET ASSETS — 100.0%			$11,107,122

*	Non-income producing security
NM	Not meaningful, amount less than .05%

The Global Great Consumer Fund invested in the following industries as of January 31, 2014:			The Global Great Consumer Fund invested in securities with exposure to the following countries as of January 31, 2014:

	Value	% of Net Assets		Value	% of Net Assets
Automobiles	$497,485	4.4%	Belgium	$246,827	2.2%
Beverages	246,827	2.2%	China	371,033	3.3%
Biotechnology	274,210	2.5%	France	367,552	3.3%
Commercial Banks	205,844	1.9%	Germany	497,485	4.4%
Diversified Financial Services	565,635	5.1%	Hong Kong	369,530	3.3%
Food Products	224,335	2.1%	Italy	1,540,507	13.9%
Hotels, Restaurants & Leisure	1,046,657	9.4%	Japan	220,344	2.0%
Internet & Catalog Retail	844,107	7.6%	Spain	574,519	5.2%
Internet Software & Services	1,256,408	11.3%	Switzerland	213,532	1.9%
IT Services	1,438,563	13.0%	United Kingdom	440,265	4.0%
Life Sciences Tools & Services	241,794	2.2%	United States	5,583,911	50.4%
Media	547,683	4.9%	Other	681,617	6.1%
Personal Products	197,434	1.8%	Total	$11,107,122	100.0%
Pharmaceuticals	387,247	3.5%
Road & Rail	211,353	1.9%
Semiconductors & Semiconductor Equipment	215,930	1.9%
Specialty Retail	475,722	4.2%
Textiles, Apparel & Luxury Goods	1,548,271	14.0%
Other	681,617	6.1%
Total	$11,107,122	100.0%

See accompanying notes to schedule of portfolio investments.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Global Dynamic Bond Fund	January 31, 2014
(Unaudited)

		Shares or Principal Amount	Value
Foreign Bonds+ (2.0%)
Brazil — 0.9%
Banco Santander Brasil SA(a), 8.00%, 3/18/16		300,000	$115,012
Spain — 1.1%
Generalitat de Catalunya, 4.95%, 2/11/20		100,000	139,284

TOTAL FOREIGN BONDS (Cost $275,762)			254,296

Yankee Dollar Bonds (66.0%)
Banco de Costa Rica - Registered Shares, 5.25%, 8/12/18		200,000	199,000
Banco de Credito e Inversiones(a), 4.00%, 2/11/23		250,000	234,042
Banco do Brasil SA, 3.88%, 1/23/17		200,000	202,900
Bank VTB North-West OJSC(b), 5.01%, 9/29/15		500,000	510,624
Caixa Economica Federal(a), 4.50%, 10/3/18		150,000	147,375
CNPC General Capital Ltd.(a), 2.75%, 4/19/17		200,000	204,223
Croatia Government International Bond - Registered Shares, 6.63%, 7/14/20		250,000	265,000
Development Bank of Kazakhstan - Registered Shares, 5.50%, 12/20/15		250,000	264,813
Development Bank of Kazakhstan JSC(a), 4.13%, 12/10/22		250,000	225,000
Embraer Overseas Ltd. - Registered Shares, 5.70%, 9/16/23		100,000	101,000
Eskom Holdings Ltd. - Registered Shares, 5.75%, 1/26/21		200,000	196,500
Golden Eagle Retail Group Ltd.(a), 4.63%, 5/21/23		200,000	169,949
GTL Trade Finance, Inc. - Registered Shares, 7.25%, 10/20/17		100,000	112,000
Hana Bank(a), 3.50%, 10/25/17		500,000	524,509
ICICI Bank Ltd. - Registered Shares, 4.75%, 11/25/16		200,000	209,795
Indian Oil Corp. Ltd. - Registered Shares, 5.63%, 8/2/21		400,000	406,605
KazAgro National Management Holding JSC(a), 4.63%, 5/24/23		200,000	182,000
PT Pertamina(a), 4.88%, 5/3/22		250,000	228,750
Republic of Indonesia(a), 6.75%, 1/15/44		250,000	252,500
Russian Federation(a), 4.88%, 9/16/23		200,000	201,000
Sberbank of Russia - Registered Shares, 6.13%, 2/7/22		250,000	261,250
State Bank of India(a), 3.25%, 4/18/18		300,000	293,925
State Oil Co. of the Azerbaijan Republic, 5.45%, 2/9/17		250,000	263,750
Telefonica Emisiones SAU, 5.46%, 2/16/21		250,000	271,634
Tencent Holdings Ltd. - Registered Shares, 4.63%, 12/12/16		500,000	536,886
Turk EximBank(a), 5.88%, 4/24/19		250,000	249,713
Turkiye Garanti Bankasi(a), 4.00%, 9/13/17		250,000	241,500
VEB Leasing Invest Ltd., 5.13%, 5/27/16		250,000	263,125
Vnesheconombank - Registered Shares, 5.38%, 2/13/17		500,000	526,600
Votorantim Cimentos SA - Registered Shares, 7.25%, 4/5/41		250,000	232,500
VTB Bank OJSC(a), 6.95%, 10/17/22		200,000	200,998
Woori Bank Co. Ltd.(a), 2.88%, 10/2/18		200,000	202,836

TOTAL YANKEE DOLLAR BONDS (Cost $8,365,509)			8,382,302

Corporate Bond (0.8%)
United States — 0.8%
Southern Copper Corp., 7.50%, 7/27/35		100,000	104,652

TOTAL CORPORATE BOND (Cost $100,764)			104,652

Exchange Traded Funds (10.5%)
iShares iBoxx $ High Yield Corporate Bond ETF (Corp/Pref-High Yield)		2,500	233,125
iShares JPMorgan USD Emerging Markets Bond ETF (Corp/Pref-High Yield)		2,500	268,250
PIMCO 0-5 Year High Yield Corporate Bond Index ETF (Corp/Pref-High Yield)		6,000	634,260
SPDR Barclays Capital High Yield Bond ETF (Corp/Pref-High Yield)		5,000	203,950

TOTAL EXCHANGE TRADED FUNDS (Cost $1,351,233)			1,339,585

U.S. Treasury Obligation (3.9%)
U.S. Treasury Note, 0.25%, 7/31/15		500,000	500,313

TOTAL U.S. TREASURY OBLIGATION (Cost $499,321)			500,313

TOTAL INVESTMENTS (Cost $10,592,589) — 83.2%			10,581,148

Net other assets (liabilities) — 16.8%			2,139,936

NET ASSETS — 100.0%			$12,721,084

+	Principal amounts are disclosed in local currency and value amounts are disclosed in U.S. Dollars.
(a)

Security is exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)	Variable or Floating Rate Security. Rate disclosed is as of January 31, 2014.

ETF	Exchange Traded Fund
SPDR	Standard & Poor's Depositary Receipts
USD	United States Dollar

See accompanying notes to schedule of portfolio investments.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Global Dynamic Bond Fund	January 31, 2014
(Unaudited)

The Global Dynamic Bond Fund invested in the following industries as of January 31, 2014:			The Global Dynamic Bond Fund invested in securities with exposure to the following countries as of January 31, 2014:

	Value	% of Net Assets		Value	% of Net Assets
Aerospace & Defense	$101,000	0.8%	Azerbaijan	$263,750	2.1%
Commercial Banks Non-US	3,606,891	28.4%	Brazil	697,787	5.5%
Corp/Pref-High Yield	1,339,585	10.5%	Cayman Islands	101,000	0.8%
Diversified Operations	414,500	3.2%	Chile	234,042	1.8%
Electric-Integrated	196,500	1.5%	China	911,058	7.2%
Export/import Bank	249,713	2.0%	Costa Rica	199,000	1.6%
Internet Application Software	536,886	4.3%	Croatia	265,000	2.1%
Metals & Mining	104,652	0.8%	India	910,325	7.2%
Municipal	139,284	1.1%	Indonesia	481,250	3.8%
Oil Companies - Exploration & Production	432,973	3.4%	Kazakhstan	671,813	5.3%
Oil Companies-Integrated	263,750	2.1%	Russia	1,963,597	15.4%
Oil Refining & Marketing	406,605	3.2%	South Africa	196,500	1.5%
Retail-Regional Department Store	169,949	1.3%	South Korea	727,345	5.7%
Sovereign	1,218,813	9.6%	Spain	410,918	3.2%
Special Purpose Banks	1,016,413	8.0%	Turkey	491,213	3.9%
Steel-specialty	112,000	0.9%	United States	1,944,550	15.2%
Telephone-Integrated	271,634	2.1%	Virgin Islands, British	112,000	0.9%
Other	2,139,936	16.8%	Other	2,139,936	16.8%
Total	$12,721,084	100.0%	Total	$12,721,084	100.0%

See accompanying notes to schedule of portfolio investments.

Mirae Asset Discovery Funds

Notes to Schedules of Portfolio Investments

January 31, 2014

(Unaudited)

1.	Organization

Mirae Asset Discovery Funds (the “Trust”) is organized as a Delaware statutory trust pursuant to a Declaration of Trust dated April 7, 2010. The Trust is registered as an open-end investment company under the Investment Company Act of 1940 (the “1940 Act”). As of January 31, 2014, the Trust is comprised of the following six funds: Emerging Markets Fund, Asia Fund, Emerging Markets Great Consumer Fund, Asia Great Consumer Fund, Global Great Consumer Fund and Global Dynamic Bond Fund. Each may be referred to individually as a “Fund” and collectively as the “Funds.”

The Emerging Markets Fund, Asia Fund, Emerging Markets Great Consumer Fund, Asia Great Consumer Fund and Global Great Consumer Fund are each classified as diversified under the 1940 Act. The Global Dynamic Bond Fund is classified as non-diversified under the 1940 Act. The Funds are authorized to issue an unlimited number of shares of beneficial interest of no par value. Each Fund offers three classes of shares: Class A Shares, Class C Shares, and Class I Shares. Class A, Class C and Class I Shares are identical except as to sales charges, distribution and other expenses borne by each class and voting rights on matters affecting a single class of Shares, and the exchange privilege of each class of shares. Class A Shares of the Funds have a maximum sales charge of 5.75% (4.50% for Class A Shares of Global Dynamic Bond Fund) as a percentage of the offering price. Class C Shares of the Funds are offered without any front-end sales charge but will be subject to a maximum deferred sales charge of 1.00% if redeemed less than one year after purchase. No sales charges are assessed with respect to Class I Shares of the Funds.

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their schedules of portfolio investments. The policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of schedules of portfolio investments in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts.

Investment Valuation

The Funds record investments at fair value. Fair value is defined as the price that would be expected to be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Equity securities (e.g., preferred and common stocks), exchange-traded funds and rights listed on a national securities exchange, market or automated quotation system for which quotations are readily available, including securities traded over the counter, are valued at their last sale price on the relevant exchange as of the close of regular trading on that exchange. All equity securities that are not traded on a listed exchange or automated quotation system are valued at the last sale price at the close of the U.S. market (i.e., usually the close of the regular trading on the New York Stock Exchange (“NYSE”)) on each day the NYSE is open for trading. On a day that a security does not trade, then the mean between the bid and the asked prices will be used as long as it continues to reflect the value of the security. In the event that market quotations are not readily available, or if the mean between the bid and the asked prices of a non-exchange listed security does not reflect the value of the security, “fair value” of the security will be determined in accordance with fair value procedures approved by the Board of Trustees of the Trust (the “Board”, and the members thereof, the “Trustees”).

Fixed-income securities, other than U.S. Government and agency securities, are generally valued by using market quotations or a matrix method provided by an independent pricing service. U.S. Government and agency securities are valued at the mean of the bid and asked quotes for those instruments. Fixed-income securities maturing within 60 days may be valued at amortized cost, which approximates fair value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant basis to the maturity of the security. In the absence of available quotations fixed income securities will be priced at fair value determined in accordance with fair value procedures approved by the Board.

Most securities listed on a foreign exchange are valued at the last sale price at the close of the exchange on which the security is primarily traded. In certain countries, market maker prices are used since they are the most representative of the daily trading activity. In the case of certain foreign exchanges, the closing price reported by the exchange (which may sometimes be referred to by the exchange or one or more pricing agents as the “official close” or the “official closing price” or other similar term) will be considered the most recent sale price. Securities not traded on a particular day are valued at the mean between the last reported bid and asked quotes, or the last sale price where appropriate; otherwise fair value will be determined in accordance with fair value procedures approved by the Board.

Mirae Asset Discovery Funds

Notes to Schedules of Portfolio Investments, continued

January 31, 2014

(Unaudited)

The Funds may invest in American Depositary Receipts (“ADRs”) as well as other “hybrid” forms of ADRs, including European Depositary Receipts (“EDRs”) and Global depositary Receipts (“GDRs”). These depositary receipts are certificates evidencing ownership of shares of a foreign issuer, and serve as an alternative to directly purchasing the underlying foreign securities in their national markets and currencies. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer's home country.

Following the valuations of securities or other portfolio assets in terms of the currency in which the market quotation used is expressed (“Local Currency”), the value of these portfolio assets in terms of U.S. dollars is calculated by converting the Local Currency into U.S. dollars at the prevailing currency exchange rate on the valuation date as provided by an independent pricing service or reporting agency.

Redeemable securities issued by open-end investment companies are valued at the last calculated net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities as described above.

Securities for which market quotations are not readily available (including securities for which Mirae Asset Global Investments (USA) LLC (the “Manager”) determines that the closing market prices do not represent the securities' current value because of an intervening “significant event”) will be valued at fair value pursuant to valuation procedures approved by the Board. Circumstances in which market quotations may not be readily available include, but are not limited to, when the security's trading has been halted or suspended, when the security's primary trading market is temporarily closed at a time when under normal conditions it would be open, or a significant event with respect to a security or securities has occurred after the close of the market or exchange on which the security or securities principally trades and before the time the Fund calculates the net asset value. The Manager believes that foreign securities values may be affected by volatility that occurs in global markets on a trading day after the close of any given foreign securities markets. The fair valuation procedures, therefore, include a procedure whereby foreign securities prices may be “fair valued” by an independent pricing service or by the Manager's Valuation Committee, in accordance with a valuation policy approved by the Board to take those factors into account.

Each Fund uses fair value pricing to seek to ensure that such Fund's net asset value reflects the value of its underlying portfolio securities. There can be no assurance, however, that a fair value used by a Fund on any given day will more accurately reflect the market value of a security or securities than the market price of such security or securities. A security's valuation may differ depending on the method used for determining value. Fair valuation of a Fund's portfolio securities can serve to reduce arbitrage opportunities available to short term traders, but there is no assurance that fair value pricing policies will prevent dilution of a Fund's net asset value by short term traders.

The valuation techniques described above maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds' investments are summarized in the three broad levels listed below:

•

Level 1 — quoted prices in active markets for identical assets

•

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

•

Level 3 — significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investment)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Pursuant to the valuation procedures noted previously, equity securities and exchange-traded funds (including foreign equity securities) are generally categorized as a Level 1 security in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as a Level 2 security). Fixed-income securities (including foreign bonds) and rights are all generally categorized as Level 2 securities in the fair value hierarchy.

Mirae Asset Discovery Funds

Notes to Schedules of Portfolio Investments, continued

January 31, 2014

(Unaudited)

A summary of the valuations as of January 31, 2014, based upon the three levels defined above, are included in the table below:

	Level 1	Level 2	Level 3	Total Investments
Emerging Markets Fund
Common Stocks*	$14,201,422	$–	$–	$14,201,422
Preferred Stocks*	536,754	–	–	536,754
Total Investments	$14,738,176	$–	$–	$14,738,176

Asia Fund
Common Stocks*	$11,767,518	$–	$–	$11,767,518
Total Investments	$11,767,518	$–	$–	$11,767,518

Emerging Markets Great Consumer Fund
Common Stocks*	$77,247,961	$–	$–	$77,247,961
Preferred Stock*	1,390,347	–	–	1,390,347
Total Investments	$78,638,308	$–	$–	$78,638,308

Asia Great Consumer Fund
Common Stocks*	$16,000,667	$–	$–	$16,000,667
Total Investments	$16,000,667	$–	$–	$16,000,667

Global Great Consumer Fund
Common Stocks*	$10,155,143	$–	$–	$10,155,143
Preferred Stock*	270,342	–	–	270,342
Rights	20	–	–	20
Total Investments	$10,425,505	$–	$–	$10,425,505

Global Dynamic Bond Fund
Corporate Bond	$–	$104,652	$–	$104,652
Exchange Traded Funds	1,339,585	–	–	1,339,585
Foreign Bonds	–	254,296	–	254,296
U.S. Treasury Obligation	–	500,313	–	500,313
Yankee Dollar Bonds	–	8,382,302	–	8,382,302
Total Investments	$1,339,585	$9,241,563	$–	$10,581,148

(*) For detailed industry classifications, see accompanying Schedules of Portfolio Investments.

For the quarter ended January 31, 2014, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value. The Trust recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers from Level 1, 2 or 3 on the recognition dates.

Cash Equivalents

The Funds consider all unpledged temporary cash investments with a maturity date at the time purchase of three months or less to be cash equivalents.

Mirae Asset Discovery Funds

Notes to Schedules of Portfolio Investments, continued

January 31, 2014

(Unaudited)

Foreign Currency Transactions

The accounting records of the Funds are maintained in U.S. dollars. Financial instruments and other assets and liabilities of a Fund denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in market values of financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments, resulting from changes in currency exchange rates.

The Funds may be subject to foreign taxes on gains in investments or currency repatriation. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Investment Transactions and Related Income

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period.

3.	Investment Risks

Foreign Securities Risk

Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; imposition of additional taxes; trading, settlement, custodial and other operational risks; and risk arising from the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

Emerging Markets Risks

The risks of foreign investments are typically greater in less developed countries. Risks of investment in developing or emerging economies and markets include (i) less social, political, and economic stability; (ii) the smaller size of the securities markets and the lower volume of trading, which may result in a lack of liquidity and in great price volatility; (iii) certain national policies that may restrict the Funds' investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests, or expropriation or confiscation of assets or property, which could result in the funds' loss of their entire investment in that market; (iv) less developed legal and regulatory structures governing private or foreign investment or allowing for judicial redress for injury to private property; (v) inaccurate, incomplete or misleading financial information on companies in which the Funds invest; (vi) securities of companies may trade at prices not consistent with traditional valuation measures; (vii) limitations on foreign ownership, which may impact the price of a security purchased or held by the Funds; and (viii) higher levels of inflation, deflation or currency devaluation relative to more developed markets.

Concentration Risk

Concentration risk results from maintaining exposure to a limited number of issuers, industries, market sectors, countries or geographical regions. A Fund that concentrates its investments will be more susceptible to risks associated with that concentration and will be more sensitive to adverse impact from credit risk relating to such issuers than a Fund that is more diversified. Funds that focus their investments in particular countries or geographic regions may be particularly susceptible to economic, political or regulatory events affecting those countries or regions. These Funds may be more volatile than a more geographically diversified fund. The Schedule of Portfolio Investments provide information on each Fund's holdings, including industry and/or geographical composition, as relevant.

Mirae Asset Discovery Funds

Notes to Schedules of Portfolio Investments, continued

January 31, 2014

(Unaudited)

4.	Restricted Securities

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 ( the “1933 Act”) or pursuant to the resale limitations provided by rule 144A under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Illiquid securities are securities that cannot be sold or disposed of within seven days in the ordinary course of business at approximately the prices at which they are valued. The Manager determines the liquidity of a Fund's investments under the supervision of the Board. At January 31, 2014, the Global Dynamic Bond Fund held restricted securities representing 29% of net assets, none of which have been deemed illiquid. The restricted securities held as of January 31, 2014 are identified below and are also presented in the Fund's Schedule of Portfolio Investments.

Global Dynamic Bond Fund	% of Net Assets	Acquisition Date	Acquisition Cost	Principal Amount	Fair Value
Banco Santander Brasil SA, 8.00%, 3/18/16	0.9%	5/2/13	$151,134	$300,000	$115,012
Banco de Credito e Inversiones, 4.00%, 2/11/23	1.8%	2/6/13	248,188	250,000	234,042
Caixa Economica Federal, 4.50%, 10/3/18	1.2%	9/27/13	149,025	150,000	147,375
CNPC General Capital Ltd., 2.75%, 4/19/17	1.6%	4/12/12	199,982	200,000	204,223
Development Bank of Kazakhstan JSC, 4.13%, 12/10/22	1.8%	2/6/13	248,490	250,000	225,000
Golden Eagle Retail Group Ltd., 4.63%, 5/21/23	1.3%	5/14/13	199,162	200,000	169,949
Hana Bank, 3.50%, 10/25/17	4.1%	4/19/12	499,700	500,000	524,509
KazAgro National Management Holding JSC, 4.63%, 5/24/23	1.4%	5/17/13	200,000	200,000	182,000
PT Pertamina, 4.88%, 5/3/22	1.8%	4/26/12	248,535	250,000	228,750
Republic of Indonesia, 6.75%, 1/15/44	2.0%	1/9/14	251,625	250,000	252,500
Russian Federation, 4.88%, 9/16/23	1.6%	9/10/13	195,750	200,000	201,000
State Bank of India, 3.25%, 4/18/18	2.3%	5/3/13	302,520	300,000	293,925
Turk EximBank, 5.88%, 4/24/19	2.0%	4/13/12	247,318	250,000	249,713
Turkiye Garanti Bankasi, 4.00%, 9/13/17	1.9%	9/6/12	248,045	250,000	241,500
VTB Bank OJSC, 6.95%, 10/17/22	1.6%	10/24/12	206,700	200,000	200,998
Woori Bank Co. Ltd., 2.88%, 10/2/18	1.6%	9/24/13	198,682	200,000	202,836

5.	Federal Income Tax Information

At January 31, 2014, the tax cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Appreciation (Depreciation)	Net Tax Unrealized Appreciation (Depreciation)
Emerging Markets Fund	$14,130,113	$1,656,497	$(1,048,434)	$608,063
Asia Fund	10,532,490	1,710,587	(475,559)	1,235,028
Emerging Markets Great Consumer Fund	78,010,234	7,336,017	(6,707,943)	628,074
Asia Great Consumer Fund	13,821,133	3,046,951	(867,417)	2,179,534
Global Great Consumer Fund	7,352,528	3,135,282	(62,305)	3,072,977
Global Dynamic Bond Fund	10,592,589	213,799	(225,240)	(11,441)

6.	Subsequent Events

Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date of this filing. There are no subsequent events to report.

Item 2. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Mirae Asset Discovery Funds

By: (Signature and Title)	/s/ Peter Graham
Peter Graham, President and Principal Executive Officer

Date:	March 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ Peter Graham
Peter Graham, President and Principal Executive Officer

Date:	March 28, 2014

By: (Signature and Title)	/s/ Joel Engle
Joel Engle, Treasurer and Principal Financial Officer

Date:	March 28, 2014